CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2020	151,446,112
Balance at Dec. 31, 2020	$ 1,514	$ 59,412	$ 539,516	$ (1,316)	$ 0	$ 599,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	$ 0	0	0	0	(53,718)	(53,718)
Common Shares Issued, net (in shares)	7,018,855
Common Shares Issued, net	$ 70	23,148	0	0	0	23,218
Share based compensation (in shares)	0
Share based compensation	$ 0	135	0	0	0	135
Other comprehensive income	0	0	0	92	0	92
Dividends Paid and Declared	$ 0	0	(6,180)	0	0	(6,180)
Balance (in shares) at Jun. 30, 2021	158,464,967
Balance at Jun. 30, 2021	$ 1,584	82,695	533,336	(1,224)	(53,718)	562,673
Balance (in shares) at Dec. 31, 2021	183,694,196
Balance at Dec. 31, 2021	$ 1,836	139,480	529,816	(1,581)	(171,328)	498,223
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	$ 0	0	0	0	(30,940)	(30,940)
Common Shares Issued, net (in shares)	18,978,666
Common Shares Issued, net	$ 190	34,651	0	0	0	34,841
Share based compensation (in shares)	0
Share based compensation	$ 0	56	0	0	0	56
Other comprehensive income	0	0	0	(303)	0	(303)
Dividends Paid and Declared	$ 0	0	(5,978)	0	0	(5,978)
Balance (in shares) at Jun. 30, 2022	202,672,862
Balance at Jun. 30, 2022	$ 2,026	$ 174,187	$ 523,838	$ (1,884)	$ (202,268)	$ 495,899